Related Party Transactions: (Details Text) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 15, 2010
MGC Ventures
Proceeds from sale of business interest	$ 900,000
Gain from sale of business interest	200,000
Shares owned in related party		12,062,953
Percent of related party owned		44.00%
Common shares owned by related party		258,083
Annual rental from related party sublet	6,000
Great Basin
Proceeds from sale of business interest	1,200,000
Gain from sale of business interest	300,000
Shares owned in related party		15,661,595
Percent of related party owned		45.00%
Common shares owned by related party		491,192
Annual rental from related party sublet	$ 6,000